Expense Example, No Redemption - PIMCO Strategic Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	465	668	886	1,516	170	537	929	2,026